Debt (Details) € in Millions, SFr in Millions, AUD in Millions, $ in Millions	1 Months Ended				12 Months Ended
	May 31, 2017 EUR (€)	May 31, 2017 USD ($)	May 31, 2016 EUR (€)	May 31, 2016 USD ($)	Dec. 31, 2017 EUR (€) Program	Dec. 31, 2017 CHF (SFr) Program	Dec. 31, 2017 USD ($) Program	Dec. 31, 2016 AUD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)
Debt
Total debt							$ 7,447				$ 6,803
Short-term debt (weighted-average interest rate of 2.7% and 3.3%, respectively)							327				135
Current maturities of long-term debt (weighted average nominal interest rate of 2.0% and 2.8%, respectively)							411				868
Short-term debt and current maturities of long-term debt							$ 738				$ 1,003
Short-term debt, weighted average interest rate (as a percent)					2.70%	2.70%	2.70%	3.30%	3.30%	3.30%	3.30%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)					2.00%	2.00%	2.00%	2.80%	2.80%	2.80%	2.80%
Number of commercial paper programs | Program					2	2	2
Long-term debt:
Total							$ 7,120				$ 6,668
Current portion of long-term debt							(411)				(868)
Long-term debt							6,709				5,800
Maturities of long-term debt
2018							378
2019							1,553
2020							5
2021							1,275
2022							1,257
Thereafter							2,485
Total							6,953
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)					100.00%
Floating rate
Long-term debt:
Total							$ 3,213				$ 1,745
Debt nominal interest rate (as a percent)					1.70%	1.70%	1.70%	2.00%	2.00%	2.00%	2.00%
Debt effective interest rate (as a percent)					0.60%	0.60%	0.60%	1.30%	1.30%	1.30%	1.30%
Fixed rate
Long-term debt:
Total							$ 3,907				$ 4,923
Debt nominal interest rate (as a percent)					3.50%	3.50%	3.50%	2.90%	2.90%	2.90%	2.90%
Debt effective interest rate (as a percent)					3.50%	3.50%	3.50%	2.90%	2.90%	2.90%	2.90%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)					2.00%	2.00%	2.00%	2.80%	2.80%	2.80%	2.80%
Debt effective interest rate (as a percent)					2.00%	2.00%	2.00%	2.40%	2.40%	2.40%	2.40%
Bonds
Long-term debt:
Total							$ 6,845				$ 6,451
1.625% USD Notes, due 2017
Debt
Debt instrument, face amount											500
Long-term debt:
Total											$ 500
Debt nominal interest rate (as a percent)					1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
4.25% AUD Bonds, due 2017
Debt
Debt instrument, face amount | AUD								AUD 400
Long-term debt:
Total											$ 291
Debt nominal interest rate (as a percent)					4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
1.50% CHF Bonds, due 2018
Debt
Debt instrument, face amount | SFr						SFr 350				SFr 350
Long-term debt:
Total							$ 358				$ 342
Debt nominal interest rate (as a percent)					1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Repurchase terms
Minimum threshold for early redemption by the entity					85.00%
2.625% EUR Instruments, due 2019
Debt
Debt instrument, face amount | €					€ 1,250				€ 1,250
Long-term debt:
Total							$ 1,493				$ 1,311
Debt nominal interest rate (as a percent)					2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%
4.0% USD Notes, due 2021
Debt
Debt instrument, face amount							$ 650				$ 650
Long-term debt:
Total							$ 644				$ 643
Debt nominal interest rate (as a percent)					4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation					100.00%
2.25% CHF Bonds, due 2021
Debt
Debt instrument, face amount | SFr						SFr 350				SFr 350
Long-term debt:
Total							$ 378				$ 368
Debt nominal interest rate (as a percent)					2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Repurchase terms
Minimum threshold for early redemption by the entity					85.00%
5.625% USD Notes, due 2021
Debt
Debt instrument, face amount							$ 250				$ 250
Long-term debt:
Total							$ 270				$ 274
Debt nominal interest rate (as a percent)					5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation					100.00%
2.875% USD Notes, due 2022
Debt
Debt instrument, face amount							$ 1,250				$ 1,250
Long-term debt:
Total							$ 1,256				$ 1,268
Debt nominal interest rate (as a percent)					2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation					100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item							$ 1,050
0.625% EUR Notes, due 2023
Debt
Debt instrument, face amount | €					€ 700				€ 700
Long-term debt:
Total | €					€ 834				€ 732
Debt nominal interest rate (as a percent)					0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Proceeds from issuance of bonds			€ 697	$ 807
0.75% EUR Notes, due 2024
Debt
Debt instrument, face amount | €					€ 750
Long-term debt:
Total | €					€ 889
Debt nominal interest rate (as a percent)					0.75%	0.75%	0.75%
Proceeds from issuance of bonds	€ 745	$ 824
4.375% USD Notes, due 2042
Debt
Debt instrument, face amount							$ 750				$ 750
Long-term debt:
Total							$ 723				722
Debt nominal interest rate (as a percent)					4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation					100.00%
U.S. dollar-denominated commercial paper
Debt
Commercial paper program, capacity							$ 2,000
Commercial paper, amount outstanding							259				57
Euro-commercial paper
Debt
Commercial paper program, capacity							2,000
Line of credit
Debt
Amount drawn							$ 0				$ 0
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021
Debt
Commitment fee as a proportion of the margin (as a percent)					35.00%
Commitment fee on credit facility (as a percent)					0.07%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)					0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)					0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage					0.30%
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021 | LIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)					0.20%
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021 | EURIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)					0.20%